Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Outstanding balance of total credit facility		$ 39,768
Non-adjusting Events Ater Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Termination date	Jun. 30, 2025
Non-adjusting Events Ater Reporting Period | Third party payment services provider | Working Capital Facility
Disclosure of non-adjusting events after reporting period [line items]
Outstanding balance of total credit facility	$ 20,000